NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
NOTES PAYABLE

7.   CONVERTIBLE NOTES

During the years ended March 31, 2021, and December 31, 2020, the Company issued various convertible notes to investors. The details of the convertible notes issued are set forth below and the Company refers to the collective group of all such note instruments as the “Convertible Notes”.

January 2020 Convertible Notes and Warrants Issuance and Equity Exchange

In January 2020, the Company issued and sold convertible promissory notes (“the “January 2020 Convertible Notes”) to various investors and received aggregate gross proceeds of $14.3 million, of which $13.7 million was issued and sold to related parties as a result of affiliations with certain members of the Board. Each of the January 2020 Convertible Notes was issued at par with interest at 8% per annum and a maturity date of June 2020 under the same terms as the existing convertible notes issued prior to 2020. At the election of a majority of the note holders, the maturity date of the January 2020 Convertible Notes can be extended by six months up to four separate times. The Company incurred $0.2 million of additional debt issuance costs associated with the notes offering, which was included within the convertible promissory notes balance on the consolidated balance sheet and amortized over the expected life of the related notes, which approximated six months from the date of issuance. In May 2020, the note holders voted to extend the maturity date of the then outstanding Convertible Notes by six months, resulting in an expected maturity date of December 2020.

At the time of the January 2020 Convertible Notes offering, certain note holders that bought a minimum threshold of the January 2020 Convertible Notes were also issued warrants giving them rights to acquire Financing Stock at the Financing Stock Offer Price, or in the event the Financing Stock offering does not occur to acquire Series D’ preferred stock (the “January 2020 Preferred Stock Warrants”). The January 2020 Preferred Stock Warrants are transferrable (with Company consent) and expire upon the earlier of the occurrence of certain events, as defined by the warrant agreement, or the seventh anniversary of date of issuance (2027). A total of 9,338,642 January 2020 Preferred Stock Warrants were issued and initially recognized at fair value, which resulted in warrant liabilities totaling approximately $2.0 million.

Concurrent with the issuance of certain of the January 2020 Convertible Notes and January 2020 Preferred Stock Warrants (discussed in Note 8), the Company entered into an equity exchange transaction with certain note holders that were existing stockholders. Under this transaction and consistent with the exchange transaction related to the 2019 Convertible Notes, preferred stockholders exchanged their existing junior preferred stock, and in certain cases common stock, for senior Series D’ preferred stock. The transaction was accounted for as an extinguishment and as the preferred equity exchange, January 2020 Convertible Notes issuance and January 2020 Preferred Stock Warrants issuance all occurred in connection with one another, the Company recorded each unit of account in the transaction at their respective fair values. In relation to the January 2020 transaction, the difference between the fair value of Convertible Notes of $15.4 million, Preferred Stock Warrants of $2.0 million, and senior Series D’ preferred stock of $29.8 million which were issued to the Holders and the cash paid of $14.1 million and carrying value of preferred and common equity of $40.4 million surrendered by the Holders in the amount of $7.3 million, was credited to accumulated deficit.

In Q4 2020, the Company entered into an agreement with one holder that participated in the exchange transaction discussed above which allowed the holder to reverse the previously executed exchange. The cancellation of such exchange did not have a material impact on the Company’s financial statements.

Net Loss Per Share Impact of January 2020 Convertible Notes and Warrant Issuance and Equity Exchange

For the purpose of determining the impact of the aforementioned transaction on the calculation of net loss per share, the Company reduced net loss attributable to common stockholders for three months ended March 31, 2020, by $9.5 million, to reflect a dividend for the amount by which the (1) aggregate fair value of new instruments issued less the amount of cash received is greater than (2) the fair value of preferred and common stock surrendered. Given that the exchanges involved a multiple element transaction and the fair value of the consideration received by the stockholders exceeded the fair value of the preferred and common equity given up, the Company has adjusted the EPS computation to reflect the value given to note holders from the common stockholders of the Company that did not participate. This adjustment was computed on the individual holder unit of account basis.

Q4 2020 Convertible Notes and Warrants Issuance

From October 2020 through December 2020, the Company issued and sold convertible promissory notes (the “Q4 2020 Convertible Notes”) under the same terms as the existing Convertible Notes to various investors with aggregate gross proceeds of $19.0 million, of which $7.9 million was issued and sold to related parties as a result of affiliations with certain members of the Board or significant ownership of the Company’s outstanding capital stock. In December 2020, the note holders voted to further extend the maturity date of all outstanding Convertible Notes by six months to June 2021. At the time of the Q4 2020 Convertible Notes offering, certain note holders that bought a minimum threshold of the Q4 2020 Convertible Notes were also issued warrants giving them rights to acquire Financing Stock at the Financing Stock Offer Price, or in the event the Financing Stock offering does not occur to acquire Series D’ preferred stock (the “Q4 2020 Preferred Stock Warrants”). The Q4 2020 Preferred Stock Warrants are transferrable (with Company consent) and expire upon the earlier of the occurrence of certain events, as defined by the warrant agreement, or the seventh anniversary of date of issuance (2027). A total of 4,620,018 Q4 2020 Preferred Stock Warrants were issued and initially recognized at fair value, which resulted in warrant liabilities totaling approximately $1.6 million.

Additionally, the Company evaluated the conversion option within the Q4 2020 Convertible Notes and determined the effective conversion price was beneficial to the note holders. As such, the Company recorded a beneficial conversion feature (“BCF”) related to the issuance of the Q4 2020 Convertible Notes based on the difference between the effective conversion rate and the fair value of the Series D’ preferred stock into which it is convertible. The BCF resulted in a $1.6 million discount to the Q4 2020 Convertible Notes with an increase to additional paid in capital. The Company will accrete the discount in connection with the BCF as interest expense over the term of the Q4 2020 Convertible Notes using the effective interest rate method.

Q1 2021 Convertible Notes

In January 2021, the Company issued and sold convertible promissory notes (the “Q1 2021 Convertible Notes”) under the same terms as the existing Convertible Notes to various investors with aggregate gross proceeds of $1.1 million. The Company evaluated the conversion option within the Q1 2021 Convertible Notes and determined the effective conversion price was beneficial to the note holders. As such, the Company recorded a BCF related to the issuance of the Q1 2021 Convertible Notes based on the difference between the effective conversion rate and the fair value of the Series D’ preferred stock into which it is convertible, limited by the amount of the aggregate gross proceeds. The BCF resulted in a $1.1 million discount to the Q1 2021 Convertible Notes with an increase to additional paid in capital. The Company will accrete the discount in connection with the BCF as interest expense over the term of the Q1 2021 Convertible Notes using the effective interest rate method.

Notes payable
Debt Instrument [Line Items]
NOTES PAYABLE

10.NOTES PAYABLE

Revolving Loan Due to SPE Member

In April 2017, the Company entered into a revolving loan agreement with an affiliate of a member of certain SPEs with the Company, which was subsequently amended from time to time. The purpose of this revolving loan agreement is to finance 100% of the Company’s purchase of hardware for its various energy storage system projects. As of the beginning of 2019, the agreement had a total revolving loan capacity $35.0 million that bore fixed interest at 10% with a maturity date of August 2019, which continued to be extended through December 2019 via mutual agreement with the lender. In December 2019, in conjunction with the restructuring of the term loan due to the SPE member discussed below, the Company expanded the revolving loan capacity to $45.0 million and extended the maturity date to June 2020.

In May 2020, the Company entered into an amendment to the revolving loan agreement, which reduced the loan capacity to $35.0 million and extended the maturity date to May 2021. The amendment increased the fixed interest rate for any borrowings outstanding more than nine months to 14% thereafter. Additionally, under the original terms of the revolving loan agreement, the Company was able to finance 100% of the value of the hardware purchased up to the total loan capacity. The amendment reduced the advance rate to 85%, with an additional reduction to 70% in August 2020. The amendment was accounted for as a modification of the debt, which did not have a material impact on the consolidated financial statements. As of December 31, 2020 and 2019, the Company had $7.4 million and $19.6 million, respectively, outstanding under the revolving loan agreement.

The revolving loan agreement is primarily secured by the purchased hardware under the facility and secondarily by substantially all the Company’s assets with a negative pledge agreement concerning the Company’s intellectual property and contains customary representations and warranties, certain nonfinancial covenants, and certain limitations on liens and indebtedness. The Company was in compliance with all covenants associated with the revolving loan agreement as of December 31, 2020 and 2019.

Term Loan Due to SPE Member

In December 2018, the Company entered into a term loan in the amount of $13.3 million with an affiliate of a member of certain SPEs with the Company. The term loan had no stated interest at any time prior to the original maturity date of July 2019, which was extended through the end of 2019 via mutual agreement with the lender. The Company recorded imputed interest of $1.2 million associated with the debt discount on the term loan as a result of the below market interest rate. In December 2019, the Company and lender agreed for the Company to repay $4.8 million of the outstanding loan and concurrently entered into an amended term loan agreement in the amount of $8.7 million. The amended term loan bears a fixed interest rate of 12.5% on the outstanding principal balance with a final balloon payment of $3.0 million due at the maturity date of June 30, 2020. In May 2020, the Company repaid the remaining outstanding balance of $5.9 million with the proceeds received through the 2020 Credit Agreement discussed below.

Term Loan Due to Former Non-Controlling Interest Holder

In June 2018, the Company acquired the outstanding member interests of an entity controlled by the Company for $8.1 million. The Company financed this acquisition by entering into a term loan agreement with the noncontrolling member bearing fixed interest of 4.5% per quarter (18% per annum) on the outstanding principal balance. The loan requires fixed monthly payments throughout the term of the loan, which will be paid in full by April 1, 2026.

In May 2020, the Company amended the term loan and, using the proceeds from the 2020 Credit Agreement discussed below, prepaid $1.5 million of principal and interest on the note, of which $1.0 million was towards the outstanding principal balance, thereby reducing the fixed quarterly payment due to the lender. The amendment was accounted for as a modification of the debt, which did not have a material impact on the consolidated financial statements. In relation to this amendment, the Company was required to issue warrants for 400,000 shares of common stock resulting in a discount to the term loan of $0.2 million. Such debt discount is being amortized to earnings through interest expense over the expected life of the debt. As of December 31, 2020 and 2019, the outstanding balance was $5.8 million and $7.2 million, respectively.

The term loan is secured by substantially all the Company’s assets with a negative pledge agreement concerning the Company’s intellectual property, and contains customary representations and warranties, nonfinancial covenants, and certain limitations on liens and indebtedness. The Company was in compliance with all covenants associated with the term loan agreement as of December 31, 2020 and 2019.

2020 Credit Agreement

In May 2020, the Company entered into a credit agreement (“2020 Credit Agreement”) with a new lender for proceeds of $25.0 million that will provide the Company with access to working capital towards the purchase of energy storage systems. The 2020 Credit Agreement has a maturity date of the earlier of (1) May 2021, (2) the maturity date of the revolving loan agreement, or (3) the maturity date of the convertible promissory notes discussed in Note 11. The loan bears interest of 12% per annum, of which 8% is paid in cash and 4% is added to principal of the loan balance every quarter. The Company used a portion of the proceeds towards payments associated with existing debt as previously discussed. As of December 31, 2020, the outstanding balance was $25.6 million.

In relation to the 2020 Credit Agreement, the Company issued warrants for 750,000 shares of Series D convertible preferred stock. However, if the Company repays the borrowed amount with 12 months from the issuance date, the warrants are terminated. The Company determined the fair value of these warrants to be $0.2 million as of issuance, resulting in a discount in relation to the debt that is being amortized to interest expense over the life of the debt.

The 2020 Credit Agreement is secured by substantially all the Company’s assets with a negative pledge agreement concerning the Company’s intellectual property and contains customary representations and warranties, certain nonfinancial covenants, and certain limitations on liens and indebtedness. The Company was in compliance with all covenants associated with the 2020 Credit Agreement as of December 31, 2020.

The Company’s outstanding notes payable consisted of the following as of December 31, 2020 (in thousands):

December 31,
2020
Outstanding principal	$38,866
Unamortized discount	(571)
Carrying value of debt	$38,295

The following table summarizes the aggregate undiscounted amount of maturities of all borrowings as of December 31, 2020 (in thousands):

Payment
Schedule
2021	$33,712
2022	821
2023	979
2024	1,167
2025	1,392
Thereafter	795
Total	$38,866